March 31, 2025
2025 Quarterly Report (Unaudited)

Advantage CoreAlpha Bond Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$545	$ 553,184
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	97	96,812
Series 2023-B, Class C, 7.81%, 09/15/28	1,500	1,517,509
Series 2023-B, Class D, 8.78%, 09/15/28	2,000	2,031,612
Series 2023-X1, Class C, 8.25%, 11/15/28	2,500	2,521,669
Series 2023-X1, Class D, 9.55%, 11/15/28	450	456,990
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,259,300
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,503,128
Series 2024-X1, Class D, 7.29%, 05/15/29	1,750	1,775,357
Series 2024-X2, Class C, 5.62%, 12/17/29	1,050	1,053,649
Series 2024-X2, Class D, 6.08%, 12/17/29	525	524,784
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	350	353,238
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	201	194,196
Series 2021-N2, Class C, 1.07%, 03/10/28	564	545,627
Chase Funding Trust, Series 2004-2, Class 2A2, (1 mo. Term SOFR + 0.61%), 4.93%, 02/26/35(b)	54	52,542
CWABS Asset-Backed Certificates Trust, Series 2004-1, Class M1, (1 mo. Term SOFR + 0.86%), 5.18%, 03/25/34(b)	4	4,558
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	787,811
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 02/26/29(a)	107	107,081
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022-ELL, Class A3, 4.28%, 02/01/36	85	81,852
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	857	862,838
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,028,772
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,485,598
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,511,975
Santander Drive Auto Receivables Trust
Series 2022-5, Class C, 4.74%, 10/16/28	2,960	2,956,845
Series 2024-1, Class C, 5.45%, 03/15/30	510	514,883
Westlake Automobile Receivables Trust(a)
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,081,215
Series 2023-1A, Class C, 5.74%, 08/15/28	3,380	3,407,725
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,952,331
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,108,613
Series 2024-1A, Class D, 6.02%, 10/15/29	1,360	1,384,773
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,067,780
Total Asset-Backed Securities — 6.2% (Cost: $43,789,154)		43,784,247

Security	Shares	Value
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	$ 1
Edcon Holdco 2	163,560	—
		1
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy, Inc., (Acquired 12/24/24, Cost: $—)(e)	3,261	27,099
Total Common Stocks — 0.0% (Cost: $ — )		27,100

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$78	58,269
Aerospace & Defense — 0.1%
Boeing Co., 5.93%, 05/01/60	235	221,055
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	236,984
General Dynamics Corp., 2.25%, 06/01/31(f)	550	480,954
Lockheed Martin Corp., 4.15%, 06/15/53	50	39,988
		978,981
Automobile Components(a) — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	259	255,999
Phinia, Inc., 6.63%, 10/15/32	169	165,745
		421,744
Automobiles — 0.4%
American Honda Finance Corp., 4.90%, 03/13/29(f)	450	453,863
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(f)	200	180,835
Carvana Co.(a)(g)
(9.00% PIK), 9.00%, 12/01/28	307	316,346
(9.00% PIK), 9.00%, 06/01/30	216	228,330
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	845	869,045
Toyota Motor Credit Corp., 5.35%, 01/09/35(f)	930	945,231
		2,993,650
Banks — 6.5%
Banco Santander SA
5.59%, 08/08/28	1,800	1,851,257
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	382,920
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	799,997
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	217,065
(1-day SOFR + 1.15%), 1.32%, 06/19/26	680	675,140
(1-day SOFR + 1.31%), 5.51%, 01/24/36(f)	1,370	1,394,282
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	329,732
(1-day SOFR + 1.70%), 5.74%, 02/12/36	780	778,510
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	763,900
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	781,225
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	71,505
Bank of Montreal
2.65%, 03/08/27	435	421,209

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
5.72%, 09/25/28	$20	$ 20,720
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(b)	215	215,104
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	264,253
Bank of Nova Scotia, 1.05%, 03/02/26(f)	550	533,650
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	300	305,538
Citigroup, Inc.(b)
(1-day SOFR + 1.83%), 6.02%, 01/24/36	485	489,632
(1-day SOFR + 2.06%), 5.83%, 02/13/35	1,770	1,762,389
(1-day SOFR + 2.11%), 2.57%, 06/03/31	2,285	2,034,849
(1-day SOFR + 2.66%), 6.17%, 05/25/34	70	71,748
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	146,351
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	81	89,248
Goldman Sachs Group, Inc.(b)
(1-day SOFR + 0.80%), 1.43%, 03/09/27	370	358,832
(1-day SOFR + 1.25%), 2.38%, 07/21/32(f)	1,295	1,109,157
(1-day SOFR + 1.38%), 5.54%, 01/28/36	2,050	2,078,620
(1-day SOFR + 1.42%), 5.02%, 10/23/35	1,530	1,487,701
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39	370	329,207
HSBC Holdings PLC(b)
(1-day SOFR + 1.29%), 5.29%, 11/19/30	735	742,614
(1-day SOFR + 1.56%), 5.45%, 03/03/36	570	567,900
(1-day SOFR + 1.90%), 5.87%, 11/18/35	570	567,962
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30	1,740	1,674,503
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27	855	872,230
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	571,537
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,737,647
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	1,720	1,736,355
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	366,338
(1-day SOFR + 1.34%), 4.95%, 10/22/35	805	787,784
(1-day SOFR + 1.99%), 4.85%, 07/25/28	665	669,248
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	466,263
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	580	492,617
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32	1,063	933,985
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)(f)	1,410	1,518,983
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32	425	363,900
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	271,023
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	609,048
Morgan Stanley
3.88%, 01/27/26	200	198,984
4.30%, 01/27/45	233	196,049
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)	415	347,715
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	58,886
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)	210	180,250
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)(f)	525	536,165
(1-day SOFR + 1.45%), 5.17%, 01/16/30(b)	140	141,856
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	212,435
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	55,650
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	267,883
Royal Bank of Canada
3.63%, 05/04/27	630	621,006
5.20%, 08/01/28	40	40,773
5.00%, 02/01/33	10	9,976
Santander U.K. Group Holdings PLC, (3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	233,488
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	$1,049	$ 1,040,661
Truist Financial Corp.
1.20%, 08/05/25	430	424,981
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,162
U.S. Bancorp(b)
(1-day SOFR + 1.41%), 5.42%, 02/12/36	965	970,794
(1-day SOFR + 1.86%), 5.68%, 01/23/35	155	158,457
UBS Group AG, (1-day SOFR + 1.73%), 3.09%, 05/14/32(a)(b)	240	213,651
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35	1,300	1,291,030
(1-day SOFR + 1.50%), 3.35%, 03/02/33	433	388,497
(1-day SOFR + 1.78%), 5.50%, 01/23/35	105	106,428
(1-day SOFR + 1.79%), 6.30%, 10/23/29	308	323,876
(1-day SOFR + 1.98%), 4.81%, 07/25/28	840	842,695
(1-day SOFR + 2.06%), 6.49%, 10/23/34	180	194,182
(1-day SOFR + 2.10%), 4.90%, 07/25/33	409	403,114
(1-day SOFR + 2.53%), 3.07%, 04/30/41	70	52,167
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31	1,374	1,238,352
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30	80	73,731
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51	360	324,034
Westpac Banking Corp., 2.96%, 11/16/40	120	88,692
		45,959,298
Beverages — 0.3%
Coca-Cola Co.
3.00%, 03/05/51	90	60,015
5.30%, 05/13/54	610	597,243
5.40%, 05/13/64	400	390,916
Diageo Capital PLC
2.13%, 04/29/32	380	318,143
5.50%, 01/24/33	725	746,661
PepsiCo, Inc., 4.65%, 02/15/53	365	322,659
		2,435,637
Biotechnology — 0.5%
Amgen, Inc.
2.60%, 08/19/26	800	780,796
5.65%, 03/02/53	165	161,853
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,080,617
Royalty Pharma PLC, 5.40%, 09/02/34	500	494,272
		3,517,538
Building Materials — 0.4%
CRH America Finance, Inc., 5.50%, 01/09/35	1,235	1,250,601
Eagle Materials, Inc., 2.50%, 07/01/31	555	484,593
Martin Marietta Materials, Inc., 5.15%, 12/01/34	620	616,137
Masco Corp., 2.00%, 10/01/30	160	137,704
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	81,162
		2,570,197
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40	200	201,431
3.13%, 12/15/49	110	74,613
5.40%, 06/25/64	30	28,881
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	274,164
5.80%, 09/15/62	55	53,404
Patrick Industries, Inc., 6.38%, 11/01/32(a)	200	193,856
		826,349
Capital Markets — 1.5%
Ameriprise Financial, Inc., 5.70%, 12/15/28(f)	720	748,909
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Apollo Global Management, Inc., 5.80%, 05/21/54	$715	$ 706,467
Ares Capital Corp.
2.15%, 07/15/26	352	339,496
2.88%, 06/15/28	425	395,575
5.80%, 03/08/32	720	715,676
Ares Management Corp., 5.60%, 10/11/54	463	430,275
Blue Owl Finance LLC, 6.25%, 04/18/34	970	993,428
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	152,307
Brookfield Finance, Inc., 5.68%, 01/15/35	500	511,477
Charles Schwab Corp.
5.88%, 08/24/26	415	422,696
2.45%, 03/03/27	45	43,416
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)	240	253,156
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	32,378
FS KKR Capital Corp.
2.63%, 01/15/27	800	763,579
7.88%, 01/15/29	23	24,374
6.88%, 08/15/29	730	748,709
6.13%, 01/15/30	230	228,786
Golub Capital BDC, Inc., 6.00%, 07/15/29	623	625,528
Jefferies Financial Group, Inc., 5.88%, 07/21/28	65	66,741
LPL Holdings, Inc., 5.65%, 03/15/35	945	935,772
Main Street Capital Corp., 6.95%, 03/01/29	702	722,124
StoneX Group, Inc., 7.88%, 03/01/31(a)	322	336,118
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	100	102,758
		10,299,745
Chemicals — 0.3%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	63,321
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	186,571
Eastman Chemical Co., 5.63%, 02/20/34	600	606,302
LYB International Finance III LLC, 4.20%, 05/01/50	160	119,495
RPM International, Inc.
3.75%, 03/15/27	105	103,318
2.95%, 01/15/32	800	697,841
		1,776,848
Commercial Services & Supplies — 0.9%
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	2,986
Series 2020, 2.82%, 06/01/70	30	17,025
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32(a)(f)	176	178,474
GEO Group, Inc.
8.63%, 04/15/29	381	400,259
10.25%, 04/15/31	312	339,137
Georgetown University, Series 20A, 2.94%, 04/01/50(f)	27	17,482
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	180,587
Northwestern University, Series 2020, 2.64%, 12/01/50	266	166,164
President and Fellows of Harvard College, 2.52%, 10/15/50(f)	54	33,167
Quanta Services, Inc.
2.90%, 10/01/30	890	801,145
3.05%, 10/01/41	605	423,596
RELX Capital, Inc., 5.25%, 03/27/35	120	120,936
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	43,569
TR Finance LLC, 3.35%, 05/15/26	800	788,715
University of Chicago
Series 20B, 2.76%, 04/01/45	148	113,750
Series C, 2.55%, 04/01/50(f)	157	102,367
Security	Par (000)	Value
Commercial Services & Supplies (continued)
University of Southern California
4.98%, 10/01/53(f)	$10	$ 9,334
Series 21A, 2.95%, 10/01/51	190	124,436
Verisk Analytics, Inc.
4.13%, 03/15/29	1,056	1,036,529
5.25%, 06/05/34	1,170	1,179,658
Yale University, Series 2020, 2.40%, 04/15/50	272	163,454
		6,242,770
Construction & Engineering(a) — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32	180	171,424
Tutor Perini Corp., 11.88%, 04/30/29	184	202,585
		374,009
Consumer Finance — 1.1%
American Express Co.
4.05%, 05/03/29	186	183,864
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	728,605
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	260,652
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(b)	1,155	1,167,412
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	971,774
(1-day SOFR + 2.04%), 6.18%, 01/30/36(f)	380	379,124
(1-day SOFR + 2.37%), 5.27%, 05/10/33(f)	105	103,382
(1-day SOFR + 2.64%), 6.31%, 06/08/29	93	96,708
Discover Financial Services, (1-day SOFR Index + 3.37%), 7.96%, 11/02/34(b)	710	811,541
EZCORP, Inc., 7.38%, 04/01/32(a)(f)	55	55,801
goeasy Ltd.(a)
9.25%, 12/01/28	223	234,104
7.63%, 07/01/29	125	125,036
10/01/30(h)	105	102,979
6.88%, 05/15/30(f)	170	166,480
Mastercard, Inc.
4.55%, 01/15/35(f)	385	375,208
2.95%, 03/15/51	1,580	1,045,301
OneMain Finance Corp., 6.63%, 05/15/29	115	115,215
S&P Global, Inc.
5.25%, 09/15/33	95	97,217
2.30%, 08/15/60	463	236,225
SLM Corp., 6.50%, 01/31/30	115	118,001
Synchrony Financial, 7.25%, 02/02/33(f)	163	167,792
Visa, Inc., 3.65%, 09/15/47	385	299,879
		7,842,300
Consumer Staples Distribution & Retail — 0.1%
Costco Wholesale Corp., 1.75%, 04/20/32	160	133,994
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29(f)	267	272,632
Walmart, Inc., 4.50%, 09/09/52	200	177,000
		583,626
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	313	266,527
Packaging Corp. of America
5.70%, 12/01/33	420	433,640
4.05%, 12/15/49(f)	900	688,636
		1,388,803
Diversified REITs — 0.5%
American Tower Corp.
5.80%, 11/15/28	280	290,313
5.00%, 01/31/30	60	60,491
5.40%, 01/31/35(f)	70	70,631

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc., 2.10%, 04/01/31	$505	$ 424,622
ERP Operating LP, 4.65%, 09/15/34	330	316,199
GLP Capital LP/GLP Financing II, Inc., 5.63%, 09/15/34	500	491,721
Iron Mountain, Inc., 7.00%, 02/15/29(a)	90	92,045
Prologis LP, 5.25%, 06/15/53(f)	145	137,674
Rithm Capital Corp., 8.00%, 04/01/29(a)	273	271,462
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(a)
10.50%, 02/15/28	246	261,324
6.50%, 02/15/29	115	103,293
VICI Properties LP
04/01/35(h)	610	606,549
5.63%, 05/15/52	77	70,226
		3,196,550
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.70%, 03/25/26	924	898,704
4.85%, 03/01/39	385	361,209
Cisco Systems, Inc., 4.95%, 02/24/32(f)	1,000	1,013,966
CommScope LLC, 8.25%, 03/01/27(a)(f)	220	208,318
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)(f)	351	352,765
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	370	320,975
10.50%, 04/15/29	524	576,400
Lumen Technologies, Inc., 10.00%, 10/15/32(a)	368	367,378
Sprint Capital Corp., 8.75%, 03/15/32	740	889,993
Verizon Communications, Inc.
1.68%, 10/30/30	937	797,549
04/02/35(h)	910	912,296
		6,699,553
Electric Utilities — 2.3%
AEP Texas, Inc.
5.25%, 05/15/52	140	125,775
Series I, 2.10%, 07/01/30	260	227,338
AEP Transmission Co. LLC
3.15%, 09/15/49	30	20,089
Series O, 4.50%, 06/15/52	130	108,189
Alabama Power Co., 3.45%, 10/01/49	370	262,066
Ameren Illinois Co., 5.55%, 07/01/54	75	74,179
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	87,682
Arizona Public Service Co., 2.95%, 09/15/27	300	288,684
Atlantic City Electric Co., 2.30%, 03/15/31	370	321,645
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	106,306
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	166,157
Black Hills Corp., 6.00%, 01/15/35	150	155,253
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	30	30,716
Series AH, 3.60%, 03/01/52	55	39,711
Series AJ, 4.85%, 10/01/52	75	66,876
CenterPoint Energy, Inc., 4.25%, 11/01/28(f)	170	167,081
Commonwealth Edison Co.
2.20%, 03/01/30	190	169,777
4.00%, 03/01/49	90	69,905
Series 130, 3.13%, 03/15/51	70	46,012
Connecticut Light and Power Co., 4.95%, 01/15/30	80	81,125
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	129,571
Series 2006-A, 5.85%, 03/15/36	500	525,311
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	181,229
Security	Par (000)	Value
Electric Utilities (continued)
Consumers Energy Co.
4.60%, 05/30/29	$50	$ 50,103
4.63%, 05/15/33	110	107,429
2.65%, 08/15/52	72	43,697
4.20%, 09/01/52	60	48,756
Dominion Energy, Inc.
3.90%, 10/01/25	148	147,519
5.38%, 11/15/32	140	141,358
Series C, 3.38%, 04/01/30	58	54,203
DTE Electric Co., Series B, 3.65%, 03/01/52	217	160,200
Duke Energy Carolinas LLC, 5.35%, 01/15/53	100	95,510
Duke Energy Corp.
2.65%, 09/01/26	300	292,108
4.85%, 01/05/29	180	181,110
4.20%, 06/15/49	530	408,303
5.00%, 08/15/52	60	52,341
Duke Energy Florida LLC, 5.88%, 11/15/33	85	89,724
Duke Energy Indiana LLC
5.25%, 03/01/34	60	60,609
5.40%, 04/01/53	20	18,998
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	79,745
Duke Energy Progress LLC, 5.10%, 03/15/34(f)	50	50,335
Entergy Arkansas LLC, 5.75%, 06/01/54	30	29,875
Entergy Corp., 0.90%, 09/15/25	85	83,624
Entergy Mississippi LLC
5.00%, 09/01/33	180	178,206
5.85%, 06/01/54	40	39,934
Entergy Texas, Inc., 3.55%, 09/30/49	220	155,862
Evergy Kansas Central, Inc., 3.45%, 04/15/50(f)	130	90,972
Evergy Metro, Inc.
3.65%, 08/15/25	300	299,188
5.40%, 04/01/34	35	35,503
Evergy, Inc., 2.90%, 09/15/29	50	46,195
Eversource Energy, Series M, 3.30%, 01/15/28	200	193,212
Exelon Corp.
5.15%, 03/15/29	45	45,760
5.60%, 03/15/53	70	67,406
FirstEnergy Transmission LLC, 5.00%, 01/15/35	25	24,505
Florida Power & Light Co.
4.80%, 05/15/33	55	54,582
4.05%, 10/01/44	300	247,424
3.15%, 10/01/49	40	27,194
2.88%, 12/04/51	90	57,062
Idaho Power Co., 5.80%, 04/01/54	70	70,337
Indiana Michigan Power Co., 5.63%, 04/01/53	50	49,046
Interstate Power and Light Co., 2.30%, 06/01/30	20	17,695
Kentucky Utilities Co., 3.30%, 06/01/50	60	40,781
MidAmerican Energy Co.
3.10%, 05/01/27	100	97,671
3.15%, 04/15/50	60	40,257
2.70%, 08/01/52	105	64,106
National Grid PLC, 5.42%, 01/11/34	90	90,849
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	320,859
5.15%, 06/15/29	80	81,681
Nevada Power Co., 6.00%, 03/15/54	90	91,833
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	240,310
2.25%, 06/01/30	200	176,949
5.00%, 07/15/32	50	50,011
5.55%, 03/15/54	80	76,488
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Northern States Power Co.
5.40%, 03/15/54	$85	$ 82,529
5.65%, 06/15/54	70	70,573
NRG Energy, Inc., 6.25%, 11/01/34(a)	80	78,753
NSTAR Electric Co.
3.10%, 06/01/51(f)	110	73,491
4.95%, 09/15/52	90	81,310
Oglethorpe Power Corp., 6.20%, 12/01/53	65	66,510
Ohio Power Co., 5.65%, 06/01/34	150	152,206
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	63,442
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49	120	89,716
4.60%, 06/01/52	40	33,719
4.95%, 09/15/52	70	62,375
Pacific Gas and Electric Co.
3.00%, 06/15/28	100	94,023
4.55%, 07/01/30	65	62,918
6.95%, 03/15/34	10	10,836
3.30%, 08/01/40	90	66,182
4.95%, 07/01/50	270	225,459
3.50%, 08/01/50	190	126,293
6.75%, 01/15/53	70	73,102
5.90%, 10/01/54	95	89,977
PacifiCorp., 4.13%, 01/15/49	280	216,308
PECO Energy Co., 3.05%, 03/15/51(f)	70	45,610
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	143,268
5.25%, 05/15/53	130	124,364
Public Service Co. of Colorado
4.05%, 09/15/49	20	15,424
5.75%, 05/15/54	130	128,858
Public Service Co. of Oklahoma, 5.20%, 01/15/35	150	148,166
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	76,294
5.20%, 03/01/34	295	300,112
2.05%, 08/01/50	105	55,866
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	95,842
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	89,042
Sempra
3.70%, 04/01/29	140	134,370
5.50%, 08/01/33	100	100,772
Southern California Edison Co.
5.45%, 06/01/31	240	243,191
3.65%, 02/01/50	100	69,341
5.75%, 04/15/54	20	18,797
Series C, 4.13%, 03/01/48	370	278,520
Southern Co.
3.25%, 07/01/26	350	344,488
5.70%, 03/15/34(f)	185	191,067
Tampa Electric Co.
5.15%, 03/01/35(f)	755	749,187
3.45%, 03/15/51	35	24,343
Tucson Electric Power Co.
1.50%, 08/01/30	90	75,771
5.50%, 04/15/53	30	28,679
Union Electric Co.
4.00%, 04/01/48	230	181,186
5.45%, 03/15/53	10	9,663
Virginia Electric and Power Co.
3.30%, 12/01/49	190	129,680
5.35%, 01/15/54	195	183,386
5.65%, 03/15/55(f)	40	39,296
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series A, 3.80%, 04/01/28	$750	$ 736,896
Wisconsin Electric Power Co., 4.75%, 09/30/32	20	19,911
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	91,149
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	59,214
Xcel Energy, Inc.
4.00%, 06/15/28	900	882,286
5.45%, 08/15/33	100	100,440
3.50%, 12/01/49	50	34,195
		16,486,498
Electronic Equipment, Instruments & Components — 0.8%
Allegion PLC, 3.50%, 10/01/29	90	85,438
Arrow Electronics, Inc., 5.88%, 04/10/34(f)	944	955,531
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	823,163
3.57%, 12/01/31	610	551,255
Emerson Electric Co., 5.00%, 03/15/35(f)	490	493,273
Flex Ltd., 5.25%, 01/15/32	602	597,046
Honeywell International, Inc., 4.50%, 01/15/34	750	724,926
Jabil, Inc., 1.70%, 04/15/26	1,055	1,024,638
Keysight Technologies, Inc., 4.95%, 10/15/34	325	318,234
		5,573,504
Energy Equipment & Services(a) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	124	132,411
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	177	180,021
		312,432
Entertainment(a) — 0.0%
Odeon Finco PLC, 12.75%, 11/01/27	200	209,024
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29	125	91,875
		300,899
Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc.
4.75%, 07/15/30(f)	115	115,581
5.20%, 11/15/34	570	576,096
Waste Connections, Inc., 2.60%, 02/01/30	305	277,905
Waste Management, Inc., 4.95%, 07/03/31	915	931,568
		1,901,150
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 09/10/34	1,300	1,252,011
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40(b)	200	193,528
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	49,365
9.25%, 07/01/31	220	231,787
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	281,667
3.63%, 10/01/31	148	125,197
Credit Acceptance Corp.(a)
9.25%, 12/15/28	192	203,261
6.63%, 03/15/30	105	103,438
Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(a)(f)	40	39,084
Intercontinental Exchange, Inc., 3.00%, 09/15/60	180	108,346
Nasdaq, Inc., 3.85%, 06/30/26	32	31,743
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(a)	130	131,794
PennyMac Financial Services, Inc.(a)
7.13%, 11/15/30	120	121,916

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
PennyMac Financial Services, Inc.(a) (continued)
6.88%, 02/15/33	$140	$ 139,125
UWM Holdings LLC, 6.63%, 02/01/30(a)	160	158,693
		3,170,955
Food Products — 0.3%
Kroger Co., 5.00%, 09/15/34	240	234,543
Pilgrim’s Pride Corp., 3.50%, 03/01/32	1,100	967,254
Post Holdings, Inc.(a)
6.38%, 03/01/33	156	153,397
6.25%, 10/15/34(f)	105	103,379
U.S. Foods, Inc., 7.25%, 01/15/32(a)	199	206,860
United Natural Foods, Inc., 6.75%, 10/15/28(a)(f)	218	215,274
		1,880,707
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)(f)	283	280,000
Atmos Energy Corp.
1.50%, 01/15/31	30	25,179
5.75%, 10/15/52	105	105,467
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	86,648
National Fuel Gas Co., 5.95%, 03/15/35	450	458,559
NiSource, Inc.
3.60%, 05/01/30	60	56,818
5.35%, 04/01/34	80	80,259
3.95%, 03/30/48	130	99,993
5.00%, 06/15/52	20	17,769
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	76,641
Southern California Gas Co., 5.75%, 06/01/53	100	98,037
Southern Co. Gas Capital Corp.
5.75%, 09/15/33	140	144,468
4.95%, 09/15/34	10	9,735
Southwest Gas Corp.
3.70%, 04/01/28	80	77,996
2.20%, 06/15/30	85	74,818
Washington Gas Light Co., 3.65%, 09/15/49	30	22,162
		1,714,549
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	383	254,259
CSX Corp.
2.60%, 11/01/26	800	778,962
4.90%, 03/15/55(f)	55	49,781
		1,083,002
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 4.90%, 11/30/46	265	250,772
Agilent Technologies, Inc., 2.30%, 03/12/31	254	220,704
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	270	280,125
Insulet Corp., 6.50%, 04/01/33(a)(f)	207	210,407
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/27	50	50,150
5.35%, 12/01/28	160	163,622
		1,175,780
Health Care Providers & Services — 1.1%
AHP Health Partners, Inc., 5.75%, 07/15/29(a)	109	101,126
Allina Health System, Series 2021, 2.90%, 11/15/51	230	145,491
Banner Health, Series 2020, 3.18%, 01/01/50(f)	119	82,032
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	59,294
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	107,474
Security	Par (000)	Value
Health Care Providers & Services (continued)
CommonSpirit Health, 3.91%, 10/01/50	$339	$ 250,255
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	120,397
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	37,338
HCA, Inc.
5.45%, 04/01/31	535	543,425
3.63%, 03/15/32	720	650,901
5.60%, 04/01/34	425	427,355
5.13%, 06/15/39	485	450,172
3.50%, 07/15/51	175	115,400
4.63%, 03/15/52	745	593,105
6.00%, 04/01/54	180	174,155
5.95%, 09/15/54(f)	170	163,295
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(f)	73	55,860
Inova Health System Foundation, 4.07%, 05/15/52(f)	18	14,301
IQVIA, Inc., 6.25%, 02/01/29	95	98,922
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	40,874
Series 2021, 3.00%, 06/01/51	161	104,591
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	30,373
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	53,694
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	136	79,120
Quest Diagnostics, Inc.
4.60%, 12/15/27	1,125	1,130,739
4.63%, 12/15/29	1,380	1,373,618
Sutter Health, Series 20A, 3.36%, 08/15/50	54	37,796
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	39,179
UnitedHealth Group, Inc., 6.05%, 02/15/63	195	200,883
Universal Health Services, Inc., 5.05%, 10/15/34	645	611,532
WakeMed, Series A, 3.29%, 10/01/52(f)	81	55,878
		7,948,575
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	161	145,465
4.63%, 08/01/29(f)	168	128,072
8.50%, 02/15/32(a)	50	50,934
Ventas Realty LP, 5.00%, 01/15/35	670	647,981
		972,452
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.70%, 07/01/34	806	806,410
XHR LP, 6.63%, 05/15/30(a)	310	304,339
		1,110,749
Hotels, Restaurants & Leisure — 0.9%
Amer Sports Co., 6.75%, 02/16/31(a)	269	274,757
Darden Restaurants, Inc.
4.35%, 10/15/27	355	352,383
4.55%, 10/15/29	355	350,684
6.30%, 10/10/33	240	254,326
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	440	448,421
Hyatt Hotels Corp., 5.38%, 12/15/31	1,625	1,618,587
Las Vegas Sands Corp., 6.20%, 08/15/34(f)	85	85,231
Marriott International, Inc.
5.00%, 10/15/27	170	172,116
5.55%, 10/15/28	310	318,848
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. (continued)
5.35%, 03/15/35	$800	$ 792,440
Series AA, 4.65%, 12/01/28(f)	46	46,087
Series FF, 4.63%, 06/15/30	41	40,682
Series HH, 2.85%, 04/15/31	670	595,785
McDonald’s Corp.
3.63%, 09/01/49	180	131,324
5.15%, 09/09/52	350	323,996
Sabre GLBL, Inc.(a)(f)
8.63%, 06/01/27	120	118,750
11.25%, 12/15/27	97	102,812
10.75%, 11/15/29	127	127,924
		6,155,153
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27	90	90,108
MDC Holdings, Inc., 3.97%, 08/06/61(f)	30	22,827
NVR, Inc., 3.00%, 05/15/30	1,375	1,260,134
		1,373,069
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50	160	106,080
Industrial Conglomerates — 0.0%
Eaton Corp., 4.70%, 08/23/52(f)	90	80,070
Insurance — 1.5%
Aflac, Inc., 4.75%, 01/15/49	45	39,353
Allstate Corp., 5.05%, 06/24/29	470	477,344
Arthur J Gallagher & Co.
3.50%, 05/20/51	440	305,971
6.75%, 02/15/54	235	260,404
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28	335	350,981
Athene Holding Ltd.
3.95%, 05/25/51	30	21,477
3.45%, 05/15/52	55	35,036
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	100	101,335
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125	104,341
2.85%, 10/15/50	95	60,950
3.85%, 03/15/52	175	134,710
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	77,662
Brown & Brown, Inc.
4.20%, 03/17/32	120	112,575
5.65%, 06/11/34	520	529,116
4.95%, 03/17/52	340	293,048
Enstar Group Ltd., 3.10%, 09/01/31	1,785	1,538,754
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	538,336
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	328,090
6.35%, 03/22/54	330	336,188
6.10%, 03/15/55(a)	254	249,877
Fidelity National Financial, Inc., 3.40%, 06/15/30	1,000	921,570
Markel Group, Inc., 6.00%, 05/16/54	485	489,052
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	105,398
4.20%, 03/01/48	515	425,532
MGIC Investment Corp., 5.25%, 08/15/28	63	62,353
Principal Financial Group, Inc.
5.38%, 03/15/33	233	237,067
5.50%, 03/15/53(f)	90	88,140
Security	Par (000)	Value
Insurance (continued)
Progressive Corp.
4.13%, 04/15/47	$135	$ 110,441
3.70%, 03/15/52	35	25,979
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	1,000	1,017,798
Travelers Cos., Inc., 5.45%, 05/25/53	140	137,482
Unum Group, 4.13%, 06/15/51	410	307,772
Willis North America, Inc., 5.90%, 03/05/54	940	926,106
		10,750,238
Interactive Media & Services — 0.2%
Alphabet, Inc., 2.25%, 08/15/60(f)	335	185,923
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	269	271,010
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)	120	120,818
Meta Platforms, Inc., 5.60%, 05/15/53	170	171,382
Netflix, Inc., 5.40%, 08/15/54	100	98,101
Snap, Inc., 6.88%, 03/01/33(a)	267	266,980
		1,114,214
Internet Software & Services — 0.5%
Rakuten Group, Inc.(a)
11.25%, 02/15/27	331	358,597
9.75%, 04/15/29	387	420,173
Uber Technologies, Inc., 5.35%, 09/15/54	115	107,422
VeriSign, Inc.
2.70%, 06/15/31	2,332	2,051,512
5.25%, 06/01/32(f)	225	226,983
Wayfair LLC(a)(f)
7.25%, 10/31/29	100	95,760
7.75%, 09/15/30	335	323,424
		3,583,871
IT Services — 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	95	91,795
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	300	285,992
5.30%, 02/05/54	200	187,065
International Business Machines Corp., 4.25%, 05/15/49	746	608,282
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	23,254
		1,196,388
Machinery — 0.3%
IDEX Corp., 2.63%, 06/15/31	2,189	1,908,015
Otis Worldwide Corp.
3.11%, 02/15/40	70	53,228
3.36%, 02/15/50	70	48,386
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34(f)	310	318,090
		2,327,719
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	367	365,904
7.38%, 03/01/31	355	360,671
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62(f)	385	236,539
Comcast Corp., 2.35%, 01/15/27	200	193,272
Directv Financing LLC, 8.88%, 02/01/30(a)(f)	272	259,549
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(a)
5.88%, 08/15/27	189	183,150
10.00%, 02/15/31	450	432,090
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,525,438

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
FactSet Research Systems, Inc. (continued)
3.45%, 03/01/32	$483	$ 434,888
Fox Corp., 5.48%, 01/25/39	500	482,089
Nexstar Media, Inc., 4.75%, 11/01/28(a)(f)	146	136,725
Paramount Global, 4.20%, 05/19/32	190	170,387
Sinclair Television Group, Inc.(a)
5.50%, 03/01/30	382	282,680
4.38%, 12/31/32(f)	214	132,677
8.13%, 02/15/33	90	88,811
TEGNA, Inc., 4.63%, 03/15/28(f)	254	240,283
Time Warner Cable LLC, 4.50%, 09/15/42	250	190,438
		5,715,591
Metals & Mining — 0.9%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,591,766
4.90%, 02/28/33	565	559,612
Capstone Copper Corp., 6.75%, 03/31/33(a)	75	74,702
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(a)(f)	236	226,450
First Quantum Minerals Ltd., 8.00%, 03/01/33(a)	200	202,500
Novelis, Inc., 6.88%, 01/30/30(a)(f)	95	96,344
Nucor Corp., 3.13%, 04/01/32(f)	195	174,731
Reliance, Inc., 2.15%, 08/15/30	1,575	1,368,294
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,104
Rio Tinto Finance USA PLC, 5.25%, 03/14/35	785	791,030
Southern Copper Corp.
3.88%, 04/23/25	152	151,666
7.50%, 07/27/35	900	1,023,660
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	217	199,149
Taseko Mines Ltd., 8.25%, 05/01/30(a)	65	66,363
		6,532,371
Mortgage Real Estate Investment Trusts (REITs)(a) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29	45	46,317
Starwood Property Trust, Inc.
7.25%, 04/01/29	87	89,188
10/15/30(h)	85	84,212
		219,717
Oil, Gas & Consumable Fuels — 3.9%
California Resources Corp., 8.25%, 06/15/29(a)	333	338,418
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)	181	160,638
Canadian Natural Resources Ltd.
2.95%, 07/15/30	551	497,956
5.40%, 12/15/34(a)(f)	635	627,378
4.95%, 06/01/47(f)	400	343,788
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	161,315
Cheniere Energy, Inc., 5.65%, 04/15/34	600	606,951
Chevron Corp., 3.08%, 05/11/50	60	40,779
Chevron USA, Inc., 4.98%, 04/15/35	2,160	2,164,921
Chord Energy Corp., 6.75%, 03/15/33(a)	125	124,345
Civitas Resources, Inc., 8.38%, 07/01/28(a)	171	176,470
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	200	199,750
Comstock Resources, Inc., 6.75%, 03/01/29(a)	172	168,223
ConocoPhillips Co., 3.80%, 03/15/52	85	62,881
Continental Resources, Inc., 4.38%, 01/15/28	100	98,005
Coterra Energy, Inc.
4.38%, 03/15/29(f)	660	650,422
5.60%, 03/15/34	260	261,571
5.40%, 02/15/35	205	201,752
Crescent Energy Finance LLC, 7.63%, 04/01/32(a)	95	93,961
CVR Energy, Inc., 8.50%, 01/15/29(a)	142	136,334
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP, 3.25%, 02/15/32	$17	$ 14,859
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	370	383,264
Devon Energy Corp.(f)
5.20%, 09/15/34	200	192,911
5.75%, 09/15/54	300	274,628
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	348	356,614
Diamondback Energy, Inc.
6.25%, 03/15/33	125	132,187
5.75%, 04/18/54	205	193,266
5.90%, 04/18/64	170	159,918
Energy Transfer LP
5.20%, 04/01/30	190	192,146
5.60%, 09/01/34	550	550,952
5.40%, 10/01/47	610	546,256
EOG Resources, Inc., 5.65%, 12/01/54(f)	125	123,547
Equinor ASA, 3.25%, 11/18/49	500	349,639
Expand Energy Corp., 5.70%, 01/15/35	297	298,064
Exxon Mobil Corp., 3.45%, 04/15/51	5	3,576
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 05/15/33	75	75,584
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(f)	268	275,494
Greenfire Resources Ltd., 12.00%, 10/01/28(a)(f)	167	176,655
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(f)	211	213,807
Hess Corp., 5.60%, 02/15/41	165	165,418
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	350	357,180
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	330,611
Kinder Morgan, Inc., 5.95%, 08/01/54	470	459,464
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	296	295,454
MPLX LP
5.50%, 06/01/34	395	393,537
4.50%, 04/15/38	1,945	1,707,881
5.20%, 03/01/47	47	41,346
4.70%, 04/15/48	355	290,505
5.50%, 02/15/49	535	486,523
4.95%, 03/14/52	538	452,109
4.90%, 04/15/58	340	278,363
NFE Financing LLC, 12.00%, 11/15/29(a)	153	129,294
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	260,847
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	326	326,840
Occidental Petroleum Corp.
5.38%, 01/01/32	110	108,361
6.45%, 09/15/36	300	308,810
6.05%, 10/01/54	280	262,110
ONEOK Partners LP, 6.13%, 02/01/41	75	75,751
ONEOK, Inc.
6.35%, 01/15/31	1,140	1,210,884
6.10%, 11/15/32	590	618,107
7.15%, 01/15/51	80	86,895
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	261	228,580
Phillips 66 Co., 5.65%, 06/15/54	120	111,489
Plains All American Pipeline LP, 5.95%, 06/15/35	775	789,904
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	150	141,342
5.70%, 09/15/34	70	70,698
4.90%, 02/15/45	170	145,767
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(f)	165	159,572
Seadrill Finance Ltd., 8.38%, 08/01/30(a)(f)	200	199,858
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
6.38%, 12/15/38	$67	$ 74,238
3.00%, 11/26/51	178	115,578
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	110	112,262
Talos Production, Inc.(a)
9.00%, 02/01/29	342	351,419
9.38%, 02/01/31	291	296,081
Targa Resources Corp.
5.50%, 02/15/35	1,345	1,337,043
5.55%, 08/15/35	975	973,643
TotalEnergies Capital SA, 5.49%, 04/05/54(f)	440	425,716
Valaris Ltd., 8.38%, 04/30/30(a)	262	262,301
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	85	86,856
8.38%, 06/01/31	80	81,142
9.88%, 02/01/32(f)	83	88,153
Vermilion Energy, Inc., 7.25%, 02/15/33(a)	355	337,945
Western Midstream Operating LP, 6.35%, 01/15/29	65	67,871
Williams Cos., Inc., 5.60%, 03/15/35(f)	750	764,384
		27,497,357
Passenger Airlines(a) — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27	293	283,863
American Airlines, Inc., 8.50%, 05/15/29(f)	132	134,006
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(f)	392	386,940
		804,809
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32(f)	90	82,722
3.70%, 08/01/47	30	23,367
		106,089
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.05%, 11/21/39	50	43,847
4.40%, 11/06/42	135	119,192
4.70%, 05/14/45	145	130,954
5.40%, 03/15/54	260	255,370
5.50%, 03/15/64(f)	165	162,338
AstraZeneca PLC, 4.38%, 11/16/45	200	174,130
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	158	160,212
11.00%, 09/30/28	100	95,250
Cardinal Health, Inc.
5.45%, 02/15/34	158	160,573
5.35%, 11/15/34	750	752,686
Cencora, Inc.
3.45%, 12/15/27	1,427	1,388,854
4.85%, 12/15/29	420	422,077
2.70%, 03/15/31	117	104,077
5.15%, 02/15/35	155	154,983
Eli Lilly & Co.
4.90%, 02/12/32	530	537,897
4.88%, 02/27/53	115	105,722
4.95%, 02/27/63	160	145,665
Johnson & Johnson
3.63%, 03/03/37(f)	195	173,743
3.70%, 03/01/46	279	225,481
Merck & Co., Inc.
4.00%, 03/07/49	330	264,326
5.00%, 05/17/53(f)	710	655,886
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp., 2.75%, 08/14/50	$271	$ 175,468
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)(f)	254	246,552
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	74,483
Pfizer, Inc., 7.20%, 03/15/39	80	94,518
Zoetis, Inc., 3.00%, 05/15/50	100	65,991
		6,890,275
Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	220	219,949
5.95%, 08/15/34	500	522,770
		742,719
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	631,522
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	629,903
4.25%, 11/30/46	700	575,679
3.25%, 09/13/49	330	222,182
		1,427,764
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
1.70%, 10/01/28	385	352,021
2.80%, 10/01/41	240	173,728
2.95%, 10/01/51	30	19,512
Broadcom, Inc.
3.15%, 11/15/25	198	196,317
4.00%, 04/15/29(a)	80	78,083
Marvell Technology, Inc., 5.95%, 09/15/33	90	93,876
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	190	189,448
Texas Instruments, Inc., 2.70%, 09/15/51	570	352,223
		1,455,208
Software — 1.5%
AppLovin Corp.
5.13%, 12/01/29	350	351,356
5.38%, 12/01/31	815	819,135
Electronic Arts, Inc., 2.95%, 02/15/51	150	95,144
Fiserv, Inc.
5.45%, 03/02/28	790	807,925
5.60%, 03/02/33	865	888,855
5.45%, 03/15/34	90	91,236
4.40%, 07/01/49	780	642,788
Intuit, Inc.
1.65%, 07/15/30	71	61,511
5.20%, 09/15/33	460	469,724
5.50%, 09/15/53	150	149,141
Microsoft Corp.
2.53%, 06/01/50	325	203,589
2.50%, 09/15/50	125	77,654
Oracle Corp.
2.95%, 04/01/30	385	353,698
4.65%, 05/06/30	235	234,439
2.88%, 03/25/31	615	550,620
5.50%, 08/03/35	1,610	1,622,857
3.65%, 03/25/41	845	655,689
4.50%, 07/08/44	90	75,775
3.60%, 04/01/50	70	48,634
3.95%, 03/25/51	111	81,526
5.55%, 02/06/53	427	399,099

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
5.38%, 09/27/54	$720	$ 656,597
3.85%, 04/01/60	683	469,315
Roper Technologies, Inc., 4.50%, 10/15/29	665	660,920
ServiceNow, Inc., 1.40%, 09/01/30	72	60,764
		10,527,991
Specialty Retail — 0.2%
AutoZone, Inc.
5.05%, 07/15/26	920	926,585
4.50%, 02/01/28	180	179,981
5.40%, 07/15/34	65	65,674
FirstCash, Inc., 6.88%, 03/01/32(a)	132	133,644
Foot Locker, Inc., 4.00%, 10/01/29(a)	165	136,549
		1,442,433
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)(f)	25	25,914
NCR Atleos Corp., 9.50%, 04/01/29(a)(f)	312	338,303
NetApp, Inc., 5.70%, 03/17/35	1,045	1,043,248
		1,407,465
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
3.05%, 03/15/32(f)	216	186,728
5.50%, 03/11/35	275	271,730
VF Corp., 6.45%, 11/01/37(f)	210	202,265
		660,723
Tobacco — 1.2%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,307,642
5.63%, 02/06/35	135	136,218
5.80%, 02/14/39	727	730,409
5.95%, 02/14/49(f)	600	592,272
4.45%, 05/06/50	215	168,584
3.70%, 02/04/51	430	296,260
4.00%, 02/04/61(f)	965	671,774
BAT Capital Corp.
5.83%, 02/20/31	190	197,549
7.75%, 10/19/32	25	28,661
6.00%, 02/20/34	1,200	1,250,553
4.39%, 08/15/37	420	368,800
7.08%, 08/02/43	145	158,390
7.08%, 08/02/53	170	186,947
Philip Morris International, Inc.
5.75%, 11/17/32	710	743,254
5.38%, 02/15/33(f)	290	295,775
5.63%, 09/07/33	650	673,673
4.25%, 11/10/44	510	427,313
Turning Point Brands, Inc., 7.63%, 03/15/32(a)	150	156,249
		8,390,323
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	880	844,337
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(f)	280	266,736
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	246,999
Security	Par (000)	Value
Water Utilities (continued)
American Water Capital Corp. (continued)
5.45%, 03/01/54	$65	$ 62,651
Essential Utilities, Inc.
2.70%, 04/15/30	180	162,955
5.38%, 01/15/34	75	75,388
		547,993
Wireless Telecommunication Services — 0.7%
Motorola Solutions, Inc.
4.60%, 05/23/29	260	258,885
5.40%, 04/15/34	625	632,307
5.50%, 09/01/44	927	900,313
T-Mobile U.S., Inc.
5.15%, 04/15/34(f)	75	75,093
5.30%, 05/15/35	1,120	1,126,010
5.50%, 01/15/55	165	156,948
5.25%, 06/15/55	550	505,120
3.60%, 11/15/60	420	281,187
5.80%, 09/15/62	685	672,331
Zegona Finance PLC, 8.63%, 07/15/29(a)(f)	200	211,825
		4,820,019
Total Corporate Bonds — 35.5% (Cost: $257,475,705)		249,415,363
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	596,380
Chile — 0.1%
Chile Government International Bond, 3.10%, 01/22/61	650	389,734
Indonesia — 0.1%
Indonesia Government International Bond
4.75%, 07/18/47(a)	300	264,750
3.35%, 03/12/71	200	123,100
		387,850
Mexico — 0.1%
Mexico Government International Bond
6.05%, 01/11/40	100	94,400
4.50%, 01/31/50	340	245,480
3.77%, 05/24/61	535	312,440
		652,320
Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(f)	220	118,580
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51(f)	455	312,699
Philippines — 0.0%
Philippines Government International Bond
2.65%, 12/10/45	200	127,800
3.20%, 07/06/46	200	139,872
		267,672
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	$220	$ 224,116
Total Foreign Agency Obligations — 0.4% (Cost: $3,733,793)		2,949,351
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	107,054
Series S-1, 6.92%, 04/01/40	25	28,314
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(f)	140	93,239
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	97,503
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	79,419
Series N, 3.71%, 05/15/2120	85	54,249
State of California, GO, BAB, 7.60%, 11/01/40	150	182,547
State of California, Refunding GO, 3.50%, 04/01/28	200	196,200
University of California, RB, Series AD, 4.86%, 05/15/2112	115	98,914
		937,439
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30(f)	119	105,228
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(f)	110	95,184
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	111,015
State of Illinois, GO, 5.10%, 06/01/33(f)	240	239,166
		445,365
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	65	61,742
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	87,341
Series D, 3.20%, 07/01/50(f)	80	55,520
		142,861
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(f)	100	68,827
Michigan — 0.1%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	28,253
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	49,854
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	238	197,136
		275,243
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41(f)	150	171,881
Security	Par (000)	Value
New York — 0.1%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53	$130	$ 136,962
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	105	116,125
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	255,926
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	45,427
Series 210, 4.03%, 09/01/48	200	165,206
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	185,649
		905,295
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	104,803
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	80	53,609
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	64,796
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	66,948
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	72,433
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	69,039
		273,216
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	36,333
Total Municipal Bonds — 0.5% (Cost: $4,502,747)		3,581,842
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 12.6%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	4	3,272
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 8.10%, 02/25/40	3,000	3,133,734
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 8.10%, 02/25/40	3,300	3,436,287
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 7.44%, 10/25/41	4,250	4,320,380
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 7.09%, 12/25/41	3,400	3,454,108
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 7.49%, 12/25/41	4,042	4,133,677
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 7.34%, 01/25/42	3,540	3,610,441
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 10.59%, 03/25/42	2,860	3,097,064
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 9.59%, 03/25/42	1,400	1,486,632
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 7.44%, 03/25/42	3,500	3,608,636
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 8.84%, 04/25/42	1,500	1,568,910

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust(a)(b) (continued)
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 7.34%, 04/25/42	$3,323	$ 3,407,615
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 6.84%, 02/25/44	2,250	2,276,183
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.04%, 07/25/44	1,690	1,689,999
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	4	2,611
Fannie Mae Connecticut Avenue Securities(b)
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 6.70%, 07/25/30	1,735	1,762,438
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 7.64%, 11/25/41(a)	900	927,017
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 6.34%, 11/25/41(a)	1,800	1,806,750
Fannie Mae REMIC Trust, Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 7.89%, 08/25/42(a)(b)	2,500	2,608,918
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 8.34%, 11/25/50	1,500	1,666,010
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 6.99%, 01/25/51	3,500	3,686,154
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 7.74%, 08/25/33	3,100	3,431,328
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 7.84%, 10/25/33	2,500	2,782,025
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 7.39%, 01/25/34	3,000	3,172,500
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 7.74%, 10/25/41	3,520	3,605,092
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 7.99%, 11/25/41	3,243	3,341,008
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 7.34%, 08/25/33	2,750	2,990,562
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 7.49%, 12/25/33	1,000	1,102,276
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 6.69%, 12/25/41	1,000	1,008,750
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 6.84%, 01/25/42	3,000	3,031,704
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 8.09%, 02/25/42	3,000	3,100,393
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 8.69%, 04/25/42	2,500	2,618,750
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 9.59%, 05/25/42	2,000	2,133,120
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 9.59%, 03/25/42	4,150	4,401,607
		88,405,951
Commercial Mortgage-Backed Securities(b) — 0.2%
BBCMS Mortgage Trust, Series 2023-C22, Class A5, 6.80%, 11/15/56	600	671,996
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.55%, 09/10/35(a)	$150	$ 148,006
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.05%, 05/10/50	300	286,774
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45	210	10,823
		1,117,599
Total Non-Agency Mortgage-Backed Securities — 12.8% (Cost: $90,175,612)		89,523,550
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 7.34%, 12/25/50(a)(b)	680	731,779
Commercial Mortgage-Backed Securities — 1.6%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.53%, 09/25/26	533	519,988
Series 2018-M1, Class A2, 2.99%, 12/25/27	1,015	984,522
Series 2018-M7, Class A2, 3.03%, 03/25/28	1,413	1,369,795
Series 2018-M8, Class A2, 3.30%, 06/25/28	3,372	3,284,448
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,568	1,542,624
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,171,718
Series K061, Class A2, 3.35%, 11/25/26(b)	1,540	1,514,221
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,165,497
		11,552,813
Mortgage-Backed Securities — 26.7%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	52	47,365
4.00%, 02/01/47 - 02/01/57	999	937,817
3.50%, 11/01/51	2,955	2,710,251
(11th District Cost of Funds + 1.25%), 4.24%, 09/01/34(b)	41	39,913
(12-mo. RFUCCT US + 1.43%), 6.43%, 04/01/35(b)	17	17,141
(12-mo. RFUCCT US + 1.53%), 6.98%, 05/01/43(b)	10	9,804
(12-mo. RFUCCT US + 1.54%), 7.01%, 06/01/43(b)	19	19,823
(12-mo. RFUCCT US + 1.71%), 7.08%, 04/01/40(b)	1	1,021
(12-mo. RFUCCT US + 1.75%), 7.54%, 08/01/41(b)	9	9,365
(12-mo. RFUCCT US + 1.78%), 6.70%, 01/01/42(b)	6	5,797
(12-mo. RFUCCT US + 1.81%), 6.71%, 02/01/42(b)	1	558
(12-mo. RFUCCT US + 1.82%), 7.32%, 09/01/41(b)	11	11,131
(6-mo. RFUCCT US + 1.04%), 5.66%, 05/01/33(b)	2	2,075
(6-mo. RFUCCT US + 1.36%), 6.09%, 10/01/32(b)	6	6,179
Freddie Mac Mortgage-Backed Securities
4.00%, 07/01/25 - 01/01/49	2,165	2,060,980
4.50%, 08/01/25 - 01/01/49	794	780,177
5.00%, 08/01/25 - 03/01/48	239	240,800
3.50%, 04/01/26 - 04/01/49	4,984	4,613,119
2.50%, 02/01/27	111	108,748
3.00%, 05/01/27 - 10/01/47	4,077	3,666,306
6.00%, 11/01/28 - 04/01/38	169	172,969
6.50%, 06/01/29 - 08/01/36	165	174,527
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
7.50%, 12/01/30	$	— (i)	$ 269
5.50%, 05/01/33 - 08/01/38		385	393,735
(11th District Cost of Funds + 1.25%), 4.24%, 11/01/27(b)		13	13,142
(12-mo. RFUCCT US + 1.6%), 7.35%, 08/01/43(b)		3	3,021
(12-mo. RFUCCT US + 1.65%), 7.30%, 05/01/43(b)		13	13,164
(12-mo. RFUCCT US + 1.67%), 7.12%, 08/01/41(b)		11	10,941
(12-mo. RFUCCT US + 1.75%), 6.82%, 04/01/38(b)		27	27,617
(12-mo. RFUCCT US + 1.75%), 6.69%, 02/01/40(b)		18	18,556
(12-mo. RFUCCT US + 1.79%), 7.66%, 09/01/32(b)		— (i)	223
(12-mo. RFUCCT US + 1.89%), 7.66%, 07/01/41(b)		4	4,164
(12-mo. RFUCCT US + 1.9%), 6.78%, 01/01/42(b)		— (i)	35
(1-year CMT + 2.34%), 6.65%, 04/01/32(b)		5	5,306
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 04/15/55(j)		1,677	1,716,359
7.50%, 08/20/30		1	1,182
6.00%, 01/15/32 - 04/15/55(j)		3,091	3,140,613
5.00%, 11/20/33 - 04/15/55(j)		3,321	3,285,035
5.50%, 05/20/36 - 04/15/55(j)		3,578	3,595,775
4.50%, 03/15/39 - 04/15/55(j)		2,845	2,756,011
4.00%, 09/15/40 - 09/15/49		3,938	3,732,520
3.50%, 01/15/41 - 02/20/52		5,218	4,839,693
3.00%, 01/20/43 - 04/15/55(j)		5,817	5,190,922
2.50%, 12/20/46 - 04/15/55(j)		7,011	5,949,223
2.00%, 12/20/51 - 04/15/55(j)		7,133	5,835,780
Uniform Mortgage-Backed Securities
4.50%, 07/01/25 - 04/15/55(j)		4,879	4,728,754
4.00%, 08/01/25 - 04/15/55(j)		4,754	4,530,512
3.00%, 12/01/26 - 04/15/55(j)		12,237	10,950,641
2.50%, 09/01/28 - 04/15/55(j)		28,993	24,773,627
7.50%, 09/01/29		— (i)	478
6.50%, 12/01/30 - 04/15/55(j)		5,156	5,350,467
3.50%, 11/01/31 - 06/01/49(j)		5,764	5,345,142
7.00%, 01/01/32 - 06/01/32		9	9,180
6.00%, 03/01/32 - 04/15/55(j)		19,249	19,581,221
5.50%, 10/01/32 - 04/15/55(j)		8,813	8,847,585
5.00%, 05/01/33 - 04/14/55(j)		6,817	6,722,872
2.00%, 12/01/35 - 04/15/55(j)		41,064	33,774,769
1.50%, 03/01/36 - 07/01/51		7,897	6,418,121
			187,202,521
Total U.S. Government Sponsored Agency Securities — 28.4% (Cost: $219,832,629)			199,487,113
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39		1,000	1,010,039
4.63%, 02/15/40		10,000	10,212,500
4.75%, 11/15/43		3,400	3,473,445
4.13%, 08/15/44 - 08/15/53		15,700	14,670,461
3.38%, 11/15/48		11,000	8,928,477
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29		8,897	9,159,708
U.S. Treasury Notes
4.00%, 02/29/28		52,068	52,220,543
3.63%, 05/31/28		2,800	2,777,031
4.63%, 04/30/29		5,100	5,232,879
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.38%, 11/30/30	$30,000	$ 30,547,266
3.88%, 08/15/34	1,500	1,462,031
Total U.S. Treasury Obligations — 19.9% (Cost: $140,570,654)		139,694,380
Total Long-Term Investments — 103.7% (Cost: $760,080,294)		728,462,946

	Shares
Short-Term Securities
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(k)(l)(m)	27,546,888	27,560,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(k)(l)	100,000	100,000
Total Short-Term Securities — 4.0% (Cost: $27,649,770)		27,660,662
Total Investments Before TBA Sale Commitments — 107.7% (Cost: $787,730,064)		756,123,608

Par (000)
TBA Sale Commitments(j)
Mortgage-Backed Securities — (0.3)%
Uniform Mortgage-Backed Securities
2.00%, 04/15/55	$(400)	(317,831)
2.50%, 04/15/40	(125)	(115,629)
3.00%, 04/15/55	(200)	(173,313)
3.50%, 04/15/55	(1,532)	(1,381,380)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(1,983,773))		(1,988,153)
Total Investments, Net of TBA Sale Commitments — 107.4% (Cost: $785,746,291)		754,135,455
Liabilities in Excess of Other Assets — (7.4)%		(51,647,469)
Net Assets — 100.0%		$ 702,487,986

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $27,099, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(f)	All or a portion of this security is on loan.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Rounds to less than 1,000.
(j)	Represents or includes a TBA transaction.

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

(k)	Affiliate of the Master Portfolio.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 34,828,678	$ —	$ (7,264,535)(a)	$ (3,094)	$ (387)	$ 27,560,662	27,546,888	$ 30,196 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	1,052	—
				$ (3,094)	$ (387)	$ 27,660,662		$ 31,248	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	21	06/06/25	$ 2,925	$ 15,584
10-Year Australian Treasury Bonds	106	06/16/25	7,462	11,944
10-Year U.S. Treasury Note	294	06/18/25	32,758	100,384
U.S. Long Bond	125	06/18/25	14,715	29,686
Ultra U.S. Treasury Bond	96	06/18/25	11,799	(20,704)
Long Gilt	15	06/26/25	1,777	(714)
2-Year U.S. Treasury Note	275	06/30/25	56,992	86,342
5-Year U.S. Treasury Note	527	06/30/25	57,060	357,475
				579,997
Short Contracts
10-Year U.S. Ultra Long Treasury Note	2	06/18/25	229	(1,816)
10-Year Canadian Bond	9	06/19/25	776	(589)
				(2,405)
				$ 577,592
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	500,000	USD	85,910	Citibank N.A.	06/18/25	$ 298
BRL	4,079,000	USD	691,719	Citibank N.A.	06/18/25	11,563
BRL	420,000	USD	71,575	Goldman Sachs International	06/18/25	840
BRL	500,000	USD	85,830	Goldman Sachs International	06/18/25	378
BRL	670,000	USD	115,100	Goldman Sachs International	06/18/25	418
CAD	280,000	USD	194,982	BNP Paribas SA	06/18/25	335
CAD	6,245	USD	4,353	Goldman Sachs International	06/18/25	3
CAD	443,755	USD	309,368	Goldman Sachs International	06/18/25	178
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	3,220,000,000	USD	761,739	Standard Chartered Bank	06/18/25	$ 323
GBP	70,000	USD	90,374	Morgan Stanley & Co. International PLC	06/18/25	42
INR	3,000,000	USD	34,896	Goldman Sachs International	06/18/25	7
INR	4,400,000	USD	50,492	Goldman Sachs International	06/18/25	699
INR	15,200,000	USD	173,721	HSBC Bank PLC	06/18/25	3,121
INR	24,700,000	USD	280,942	HSBC Bank PLC	06/18/25	6,426
JPY	8,000,000	USD	53,551	BNP Paribas SA	06/18/25	246
JPY	15,000,000	USD	100,266	Goldman Sachs International	06/18/25	603
NOK	5,900,000	USD	549,415	Deutsche Bank AG	06/18/25	11,373
NOK	1,200,000	USD	113,528	Morgan Stanley & Co. International PLC	06/18/25	531
SEK	2,500,000	USD	248,203	Bank of America N.A.	06/18/25	1,645
SEK	1,900,000	USD	189,780	Barclays Bank PLC	06/18/25	104
SEK	600,000	USD	59,879	BNP Paribas SA	06/18/25	84
SEK	3,900,000	USD	387,988	Deutsche Bank AG	06/18/25	1,774
SEK	1,500,000	USD	149,146	Goldman Sachs International	06/18/25	762
SEK	1,750,433	USD	174,874	Goldman Sachs International	06/18/25	63
SEK	2,249,567	USD	224,680	Morgan Stanley & Co. International PLC	06/18/25	139
USD	171,579	AUD	270,000	Australia & New Zealand Bank Group	06/18/25	2,763
USD	265,767	AUD	420,000	Deutsche Bank AG	06/18/25	3,164
USD	340,648	AUD	540,000	Deutsche Bank AG	06/18/25	3,015
USD	100,629	AUD	160,000	HSBC Bank PLC	06/18/25	589
USD	94,420	AUD	150,000	Morgan Stanley & Co. International PLC	06/18/25	633
USD	122,557	BRL	710,000	Goldman Sachs International	06/18/25	142
USD	140,608	CAD	200,000	Australia & New Zealand Bank Group	06/18/25	1,095
USD	252,168	CAD	360,000	Barclays Bank PLC	06/18/25	1,046
USD	2,910,393	CHF	2,530,000	BNP Paribas SA	06/18/25	24,514
USD	91,709	CHF	80,000	Morgan Stanley & Co. International PLC	06/18/25	456
USD	53,092	CLP	49,000,000	Bank of America N.A.	06/18/25	1,518
USD	72,171	CLP	68,000,000	Bank of America N.A.	06/18/25	598
USD	89,223	CLP	82,000,000	Bank of America N.A.	06/18/25	2,914
USD	57,642	CLP	53,000,000	Citibank N.A.	06/18/25	1,857
USD	102,978	CLP	96,000,000	Goldman Sachs International	06/18/25	1,933
USD	213,944	CLP	201,000,000	Standard Chartered Bank	06/18/25	2,381
USD	42,782	COP	180,000,000	Bank of America N.A.	06/18/25	183
USD	138,731	COP	580,000,000	Bank of America N.A.	06/18/25	1,466
USD	713,602	CZK	16,410,000	Toronto-Dominion Bank	06/18/25	1,477
USD	208,359	EUR	190,000	Deutsche Bank AG	06/18/25	2,024
USD	129,394	GBP	100,000	BNP Paribas SA	06/18/25	229
USD	129,397	GBP	100,000	BNP Paribas SA	06/18/25	231
USD	64,883	GBP	50,000	Natwest Markets PLC	06/18/25	300
USD	77,554	GBP	60,000	Natwest Markets PLC	06/18/25	55
USD	119,146	HUF	44,000,000	Barclays Bank PLC	06/18/25	1,502
USD	160,063	HUF	59,000,000	Barclays Bank PLC	06/18/25	2,312
USD	48,749	HUF	18,000,000	BNP Paribas SA	06/18/25	622
USD	118,774	HUF	44,000,000	Deutsche Bank AG	06/18/25	1,129
USD	420,298	HUF	156,000,000	HSBC Bank PLC	06/18/25	3,195
USD	176,182	IDR	2,910,000,000	Deutsche Bank AG	06/18/25	2,139
USD	69,123	IDR	1,150,000,000	Goldman Sachs International	06/18/25	343
USD	139,831	IDR	2,330,000,000	Goldman Sachs International	06/18/25	477
USD	55,553	IDR	920,000,000	JPMorgan Chase Bank N.A.	06/18/25	529
USD	63,360	IDR	1,050,000,000	JPMorgan Chase Bank N.A.	06/18/25	561
USD	188,919	JPY	28,000,000	Barclays Bank PLC	06/18/25	630
USD	217,640	JPY	32,000,000	BNP Paribas SA	06/18/25	2,452
USD	244,667	JPY	36,000,000	BNP Paribas SA	06/18/25	2,581
USD	33,972	JPY	5,000,000	HSBC Bank PLC	06/18/25	349
USD	263,982	KRW	385,000,000	Goldman Sachs International	06/18/25	1,738
USD	3,134,673	KRW	4,543,520,000	JPMorgan Chase Bank N.A.	06/18/25	39,836
USD	1,260,044	MXN	25,900,000	Bank of America N.A.	06/18/25	7,321
USD	145,597	MXN	3,000,000	Barclays Bank PLC	06/18/25	494
USD	88,887	MXN	1,800,000	Citibank N.A.	06/18/25	1,825
USD	29,241	MXN	600,000	Deutsche Bank AG	06/18/25	220
USD	123,821	NOK	1,300,000	BNP Paribas SA	06/18/25	257

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,517	NOK	100,000	Morgan Stanley & Co. International PLC	06/18/25	$ 12
USD	327,664	NZD	570,000	Deutsche Bank AG	06/18/25	3,437
USD	1,572,746	NZD	2,740,000	Goldman Sachs International	06/18/25	14,179
USD	64,994	PLN	250,000	BNP Paribas SA	06/18/25	633
USD	142,703	PLN	550,000	Citibank N.A.	06/18/25	1,108
USD	180,307	PLN	700,000	Deutsche Bank AG	06/18/25	94
USD	315,908	SGD	420,000	Barclays Bank PLC	06/18/25	2,048
USD	120,387	SGD	160,000	BNP Paribas SA	06/18/25	821
USD	211,236	SGD	280,000	BNP Paribas SA	06/18/25	1,996
USD	262,836	SGD	350,000	BNP Paribas SA	06/18/25	1,286
USD	14,967	SGD	20,000	Morgan Stanley & Co. International PLC	06/18/25	21
USD	30,109	SGD	40,000	Morgan Stanley & Co. International PLC	06/18/25	217
USD	52,473	SGD	70,000	Morgan Stanley & Co. International PLC	06/18/25	163
USD	196,148	SGD	260,000	Morgan Stanley & Co. International PLC	06/18/25	1,853
USD	210,473	THB	7,100,000	Barclays Bank PLC	06/18/25	47
USD	124,815	THB	4,200,000	JPMorgan Chase Bank N.A.	06/18/25	337
USD	2,196,928	TWD	71,800,000	Citibank N.A.	06/18/25	26,334
USD	125,914	ZAR	2,300,000	Morgan Stanley & Co. International PLC	06/18/25	1,244
ZAR	2,400,000	USD	129,873	Barclays Bank PLC	06/18/25	217
						223,097
AUD	680,000	USD	429,801	Bank of America N.A.	06/18/25	(4,634)
AUD	410,000	USD	259,690	BNP Paribas SA	06/18/25	(3,339)
AUD	380,000	USD	239,432	Goldman Sachs International	06/18/25	(1,838)
AUD	5,480,000	USD	3,458,329	Natwest Markets PLC	06/18/25	(31,983)
CAD	530,000	USD	371,047	Barclays Bank PLC	06/18/25	(1,340)
CAD	420,000	USD	295,139	Deutsche Bank AG	06/18/25	(2,163)
CAD	500,000	USD	349,023	Deutsche Bank AG	06/18/25	(243)
CAD	80,000	USD	55,883	Morgan Stanley & Co. International PLC	06/18/25	(78)
CHF	300,000	USD	343,740	BNP Paribas SA	06/18/25	(1,541)
CHF	180,000	USD	206,541	Deutsche Bank AG	06/18/25	(1,222)
CHF	100,000	USD	114,347	Goldman Sachs International	06/18/25	(281)
CHF	190,000	USD	216,944	Goldman Sachs International	06/18/25	(217)
CHF	260,000	USD	297,150	Goldman Sachs International	06/18/25	(577)
CHF	210,000	USD	240,072	HSBC Bank PLC	06/18/25	(533)
CHF	180,000	USD	206,447	Morgan Stanley & Co. International PLC	06/18/25	(1,127)
CHF	200,000	USD	230,581	Morgan Stanley & Co. International PLC	06/18/25	(2,448)
CHF	310,000	USD	355,001	Morgan Stanley & Co. International PLC	06/18/25	(1,396)
CLP	22,000,000	USD	23,662	Citibank N.A.	06/18/25	(506)
CLP	1,441,000,000	USD	1,548,114	Citibank N.A.	06/18/25	(31,392)
CZK	1,900,000	USD	82,471	Deutsche Bank AG	06/18/25	(19)
CZK	2,400,000	USD	105,003	Goldman Sachs International	06/18/25	(853)
EUR	370,000	USD	403,072	Bank of America N.A.	06/18/25	(1,263)
EUR	290,000	USD	318,175	Goldman Sachs International	06/18/25	(3,243)
EUR	6,275,000	USD	6,837,259	Natwest Markets PLC	06/18/25	(22,786)
GBP	10,000	USD	12,938	Citibank N.A.	06/18/25	(21)
GBP	220,000	USD	284,564	Deutsche Bank AG	06/18/25	(400)
GBP	120,000	USD	155,419	Morgan Stanley & Co. International PLC	06/18/25	(421)
GBP	280,000	USD	361,839	Morgan Stanley & Co. International PLC	06/18/25	(175)
HUF	11,000,000	USD	29,783	Goldman Sachs International	06/18/25	(371)
HUF	70,000,000	USD	188,003	Goldman Sachs International	06/18/25	(842)
IDR	2,220,000,000	USD	135,250	Barclays Bank PLC	06/18/25	(2,475)
IDR	2,380,000,000	USD	143,872	Barclays Bank PLC	06/18/25	(1,527)
IDR	24,950,000,000	USD	1,518,471	Deutsche Bank AG	06/18/25	(26,246)
IDR	640,000,000	USD	38,800	HSBC Bank PLC	06/18/25	(523)
JPY	401,000,000	USD	2,763,534	Barclays Bank PLC	06/18/25	(66,961)
JPY	32,000,000	USD	219,573	Deutsche Bank AG	06/18/25	(4,385)
JPY	10,000,000	USD	67,273	Goldman Sachs International	06/18/25	(26)
KRW	185,000,000	USD	126,933	Standard Chartered Bank	06/18/25	(919)
MXN	3,000,000	USD	147,694	Barclays Bank PLC	06/18/25	(2,591)
MXN	600,000	USD	29,248	Goldman Sachs International	06/18/25	(228)
MXN	2,800,000	USD	138,815	HSBC Bank PLC	06/18/25	(3,385)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	600,000	USD	29,266	Morgan Stanley & Co. International PLC	06/18/25	$ (245)
MXN	2,200,000	USD	107,848	Morgan Stanley & Co. International PLC	06/18/25	(1,439)
MXN	2,500,000	USD	123,448	Royal Bank of Canada	06/18/25	(2,529)
NZD	100,000	USD	57,294	Bank of America N.A.	06/18/25	(412)
NZD	130,000	USD	74,869	Deutsche Bank AG	06/18/25	(922)
NZD	470,000	USD	271,295	Goldman Sachs International	06/18/25	(3,949)
NZD	100,000	USD	57,185	Morgan Stanley & Co. International PLC	06/18/25	(303)
PHP	4,600,000	USD	80,246	HSBC Bank PLC	06/18/25	(50)
PHP	8,100,000	USD	141,306	HSBC Bank PLC	06/18/25	(92)
PHP	15,700,000	USD	274,003	HSBC Bank PLC	06/18/25	(293)
PHP	2,900,000	USD	50,564	JPMorgan Chase Bank N.A.	06/18/25	(7)
PLN	300,000	USD	77,627	Goldman Sachs International	06/18/25	(394)
PLN	150,000	USD	38,869	Royal Bank of Canada	06/18/25	(252)
SEK	500,000	USD	50,051	BNP Paribas SA	06/18/25	(82)
SGD	90,000	USD	67,917	Barclays Bank PLC	06/18/25	(661)
SGD	1,050,000	USD	792,281	HSBC Bank PLC	06/18/25	(7,631)
THB	6,600,000	USD	195,952	HSBC Bank PLC	06/18/25	(345)
TWD	4,600,000	USD	140,983	BNP Paribas SA	06/18/25	(1,920)
TWD	1,700,000	USD	51,852	HSBC Bank PLC	06/18/25	(459)
TWD	2,700,000	USD	82,761	HSBC Bank PLC	06/18/25	(1,137)
TWD	4,900,000	USD	149,824	HSBC Bank PLC	06/18/25	(1,692)
USD	194,492	BRL	1,160,000	Bank of America N.A.	06/18/25	(5,510)
USD	161,017	BRL	950,000	Goldman Sachs International	06/18/25	(2,778)
USD	264,751	CAD	380,000	Citibank N.A.	06/18/25	(322)
USD	49,674	COP	210,000,000	Bank of America N.A.	06/18/25	(26)
USD	30,753	COP	130,000,000	Goldman Sachs International	06/18/25	(13)
USD	422,044	EUR	390,000	HSBC Bank PLC	06/18/25	(1,485)
USD	1,703,403	EUR	1,570,000	Morgan Stanley & Co. International PLC	06/18/25	(1,573)
USD	51,535	GBP	40,000	Deutsche Bank AG	06/18/25	(131)
USD	5,187,350	GBP	4,020,000	JPMorgan Chase Bank N.A.	06/18/25	(5,106)
USD	77,677	INR	6,700,000	Deutsche Bank AG	06/18/25	(273)
USD	167	NOK	1,756	Goldman Sachs International	06/18/25	—
USD	37,509	NOK	400,000	Goldman Sachs International	06/18/25	(511)
USD	75,914	NOK	800,000	Goldman Sachs International	06/18/25	(125)
USD	246,954	NOK	2,598,244	Goldman Sachs International	06/18/25	(5)
USD	416,231	NOK	4,400,000	HSBC Bank PLC	06/18/25	(1,984)
USD	37,503	NOK	400,000	Morgan Stanley & Co. International PLC	06/18/25	(516)
USD	408,562	NOK	4,400,000	Natwest Markets PLC	06/18/25	(9,652)
USD	2,242,191	PHP	129,000,000	Morgan Stanley & Co. International PLC	06/18/25	(6,763)
USD	642,423	PLN	2,500,000	Bank of America N.A.	06/18/25	(1,193)
USD	102,837	PLN	400,000	Goldman Sachs International	06/18/25	(142)
USD	166,495	PLN	650,000	Goldman Sachs International	06/18/25	(845)
USD	646,599	SEK	6,500,000	Deutsche Bank AG	06/18/25	(3,004)
USD	367,009	SEK	3,700,000	HSBC Bank PLC	06/18/25	(2,765)
ZAR	3,600,000	USD	196,154	BNP Paribas SA	06/18/25	(1,019)
ZAR	2,800,000	USD	153,317	Citibank N.A.	06/18/25	(1,546)
ZAR	4,300,000	USD	234,606	Deutsche Bank AG	06/18/25	(1,528)
ZAR	2,400,000	USD	131,955	Goldman Sachs International	06/18/25	(1,865)
ZAR	5,000,000	USD	271,643	JPMorgan Chase Bank N.A.	06/18/25	(622)
						(302,634)
						$ (79,537)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	USD	12,362	$ (680,489)	$ (739,994)	$ 59,505

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Master Portfolio	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	USD	4,910	$ (261,347)	$ (243,433)	$ (17,914)
CDX.NA.IG.44.V1	1.00	Quarterly	06/20/30	USD	93,867	(1,728,040)	(1,755,132)	27,092
						$ (2,669,876)	$ (2,738,559)	$ 68,683
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.EUR.43.V1	1.00%	Quarterly	06/20/30	BB+	EUR	14,940	$ 290,024	$ 313,766	$ (23,742)
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	2,997	247,500	260,892	(13,392)
							$ 537,524	$ 574,658	$ (37,134)
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.29%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/27	EUR	24,665	$ (66,258)	$ 11,347	$ (77,605)
3.66%	Annual	1-day SOFR, 4.41%	Annual	06/18/25	06/18/27	USD	27,960	(17,866)	28,550	(46,416)
3.73%	Annual	1-day SOFR, 4.41%	Annual	06/18/25	06/18/27	USD	27,200	(52,062)	(22,336)	(29,726)
3.74%	Annual	1-day SOFR, 4.41%	Annual	06/18/25	06/18/27	USD	36,379	(78,540)	(103,814)	25,274
1-day SONIA, 4.46%	Annual	3.94%	Annual	06/18/25	06/18/27	GBP	24,276	(19,164)	(40,944)	21,780
1-day SONIA, 4.46%	Annual	4.04%	Annual	06/18/25	06/18/27	GBP	18,878	28,657	26,638	2,019
1-day CORRA, 2.75%	Semi-Annual	2.32%	Semi-Annual	06/18/25	06/18/28	CAD	7,060	415	(12,179)	12,594
6-mo. EURIBOR, 2.34%	Semi-Annual	2.39%	Annual	06/18/25	06/18/28	EUR	9,250	39,243	(5,988)	45,231
3.68%	Quarterly	3-mo. BBSW, 4.13%	Quarterly	06/18/25	06/18/28	AUD	4,080	(4,079)	17	(4,096)
1-day SONIA, 4.46%	Annual	3.94%	Annual	06/18/25	06/18/28	GBP	25,840	(20,334)	(64,992)	44,658
3.66%	Annual	1-day SOFR, 4.41%	Annual	06/18/25	06/18/28	USD	27,890	(50,250)	33,337	(83,587)
6-mo. EURIBOR, 2.34%	Semi-Annual	2.45%	Annual	06/18/25	06/18/30	EUR	6,935	12,026	(11,533)	23,559
6-mo. EURIBOR, 2.34%	Semi-Annual	2.49%	Annual	06/18/25	06/18/30	EUR	6,900	29,006	(22,436)	51,442
6-mo. EURIBOR, 2.34%	Semi-Annual	2.50%	Annual	06/18/25	06/18/30	EUR	3,367	14,503	7,413	7,090
6-mo. EURIBOR, 2.34%	Semi-Annual	2.54%	Annual	06/18/25	06/18/30	EUR	13,760	90,248	(3,599)	93,847
6-mo. EURIBOR, 2.34%	Semi-Annual	2.55%	Annual	06/18/25	06/18/30	EUR	3,330	24,098	211	23,887
1-day SOFR, 4.41%	Annual	3.71%	Annual	06/18/25	06/18/30	USD	23,630	92,023	(38,474)	130,497
1-day SOFR, 4.41%	Annual	3.76%	Annual	06/18/25	06/18/30	USD	11,510	70,994	25,858	45,136
1-day SOFR, 4.41%	Annual	3.77%	Annual	06/18/25	06/18/30	USD	15,377	101,486	122,722	(21,236)
3.96%	Annual	1-day SONIA, 4.46%	Annual	06/18/25	06/18/30	GBP	10,260	12,797	42,876	(30,079)
4.02%	Annual	1-day SONIA, 4.46%	Annual	06/18/25	06/18/30	GBP	8,032	(17,775)	(14,291)	(3,484)
1-day TIIEFONDEO, 9.05%	Monthly	8.01%	Monthly	09/17/25	09/11/30	MXN	14,250	(802)	7	(809)
1-day TIIEFONDEO, 9.05%	Monthly	8.24%	Monthly	09/17/25	09/11/30	MXN	22,480	8,829	10	8,819
1-day SSARON, 0.21%	Annual	0.56%	Annual	09/17/25	09/17/30	CHF	1,160	10,250	(3,004)	13,254
1-day SSARON, 0.21%	Annual	0.63%	Annual	09/17/25	09/17/30	CHF	390	5,116	821	4,295
1.69%	Quarterly	1-day THOR, 1.99%	Quarterly	09/17/25	09/17/30	THB	19,120	(4,073)	6	(4,079)
1.73%	Quarterly	1-day THOR, 1.99%	Quarterly	09/17/25	09/17/30	THB	86,530	(23,054)	29	(23,083)
2.27%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25	09/17/30	SGD	422	140	4	136
2.27%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25	09/17/30	SGD	577	110	5	105
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25	09/17/30	SGD	455	(247)	4	(251)
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25	09/17/30	SGD	158	(105)	1	(106)
2.30%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25	09/17/30	SGD	297	(214)	2	(216)
2.36%	Semi-Annual	1-day SORA, 2.14%	Semi-Annual	09/17/25	09/17/30	SGD	780	(2,194)	7	(2,201)
6-mo. EURIBOR, 2.34%	Semi-Annual	2.37%	Annual	09/17/25	09/17/30	EUR	440	(1,520)	5	(1,525)
2.50%	Semi-Annual	1-day CORRA, 2.75%	Semi-Annual	09/17/25	09/17/30	CAD	3,140	(8,601)	(8,280)	(321)
3-mo. KRW CDC, 2.84%	Quarterly	2.53%	Quarterly	09/17/25	09/17/30	KRW	3,543,240	(3,142)	27	(3,169)
3-mo. KRW CDC, 2.84%	Quarterly	2.58%	Quarterly	09/17/25	09/17/30	KRW	897,700	660	7	653
3-mo. KRW CDC, 2.84%	Quarterly	2.58%	Quarterly	09/17/25	09/17/30	KRW	1,180,760	980	9	971
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-mo. KRW CDC, 2.84%	Quarterly	2.62%	Quarterly	09/17/25	09/17/30	KRW	827,500	$ 1,687	$ 6	$ 1,681
3-mo. KRW CDC, 2.84%	Quarterly	2.63%	Quarterly	09/17/25	09/17/30	KRW	586,060	1,483	4	1,479
3-mo. STIBOR, 2.36%	Quarterly	2.68%	Annual	09/17/25	09/17/30	SEK	33,480	(2,155)	(10,354)	8,199
6-mo. PRIBOR, 3.61%	Semi-Annual	3.69%	Annual	09/17/25	09/17/30	CZK	78,610	17,731	38	17,693
3-mo. BBR, 4.25%	Quarterly	3.73%	Semi-Annual	09/17/25	09/17/30	NZD	1,315	(30)	8	(38)
3.78%	Annual	1-day SOFR, 4.41%	Annual	09/17/25	09/17/30	USD	5,870	(46,690)	(35,571)	(11,119)
3-mo. BBR, 4.25%	Quarterly	3.80%	Semi-Annual	09/17/25	09/17/30	NZD	3,945	7,057	25	7,032
3.95%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25	09/17/30	NOK	11,640	6,142	8,928	(2,786)
1-day SONIA, 4.46%	Annual	3.96%	Annual	09/17/25	09/17/30	GBP	440	(232)	727	(959)
6-mo. BBSW, 4.30%	Semi-Annual	4.00%	Semi-Annual	09/17/25	09/17/30	AUD	3,020	2,387	21	2,366
1-day SONIA, 4.46%	Annual	4.02%	Annual	09/17/25	09/17/30	GBP	500	1,467	(410)	1,877
1-day SONIA, 4.46%	Annual	4.03%	Annual	09/17/25	09/17/30	GBP	490	1,535	(651)	2,186
4.10%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25	09/17/30	NOK	5,140	(517)	1,667	(2,184)
4.11%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25	09/17/30	NOK	5,770	(684)	504	(1,188)
4.17%	Annual	6-mo. NIBOR, 4.67%	Semi-Annual	09/17/25	09/17/30	NOK	7,410	(2,928)	(275)	(2,653)
4.85%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	09/17/25	09/17/30	PLN	14,190	(50,407)	41	(50,448)
3-mo. JIBAR, 7.56%	Quarterly	7.84%	Quarterly	09/17/25	09/17/30	ZAR	22,540	(2,178)	14	(2,192)
7.91%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	09/17/25	09/17/30	ZAR	12,880	(808)	8	(816)
1-day SONIA, 4.46%	Annual	4.07%	Annual	06/17/26	06/17/31	GBP	6,280	27,496	15,372	12,124
1-day SONIA, 4.46%	Annual	4.12%	Annual	06/17/26	06/17/31	GBP	6,220	43,278	40,771	2,507
2.65%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/35	EUR	3,710	6,230	42,353	(36,123)
2.67%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/35	EUR	3,710	(1,523)	16,129	(17,652)
2.70%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/35	EUR	1,804	(5,723)	(7,008)	1,285
2.75%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/35	EUR	1,810	(15,270)	5,819	(21,089)
6-mo. EURIBOR, 2.34%	Semi-Annual	2.77%	Annual	06/18/25	06/18/35	EUR	14,907	140,077	18,197	121,880
3.83%	Annual	1-day SOFR, 4.41%	Annual	06/18/25	06/18/35	USD	8,660	(55,526)	26,823	(82,349)
1-day SONIA, 4.46%	Annual	4.23%	Annual	06/18/25	06/18/35	GBP	6,680	42,518	(1,355)	43,873
1-day SONIA, 4.46%	Annual	4.25%	Annual	06/18/25	06/18/35	GBP	3,341	31,072	(6,199)	37,271
1-day SONIA, 4.46%	Annual	4.28%	Annual	06/18/25	06/18/35	GBP	3,310	39,222	37,347	1,875
4.28%	Annual	1-day SONIA, 4.46%	Annual	06/17/26	06/17/36	GBP	3,490	(20,119)	(10,579)	(9,540)
4.34%	Annual	1-day SONIA, 4.46%	Annual	06/17/26	06/17/36	GBP	3,470	(41,632)	(39,700)	(1,932)
2.50%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/55	EUR	246	7,033	4,434	2,599
2.65%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	06/18/25	06/18/55	EUR	6,587	(40,163)	(1,855)	(38,308)
1-day SOFR, 4.41%	Annual	3.81%	Annual	06/18/25	06/18/55	USD	1,010	4,605	(7,998)	12,603
4.46%	Annual	1-day SONIA, 4.46%	Annual	06/18/25	06/18/55	GBP	3,280	(23,696)	14,903	(38,599)
4.50%	Annual	1-day SONIA, 4.46%	Annual	06/18/25	06/18/55	GBP	1,654	(28,207)	5,104	(33,311)
4.53%	Annual	1-day SONIA, 4.46%	Annual	06/18/25	06/18/55	GBP	1,700	(37,812)	(34,826)	(2,986)
								$ 176,021	$ 30,505	$ 145,516
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.05%	At Termination	03/15/35	EUR	590	$ 602	$ (309)	$ 911
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.05%	At Termination	03/15/35	EUR	290	513	381	132
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.06%	At Termination	03/15/35	EUR	290	754	10	744
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.08%	At Termination	03/15/35	EUR	570	2,259	(736)	2,995
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.10%	At Termination	03/15/35	EUR	860	5,447	745	4,702
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.12%	At Termination	03/15/35	EUR	860	7,460	359	7,101
UK RPI All Items NSA	At Termination	3.41%	At Termination	03/15/35	GBP	740	1,946	431	1,515
UK RPI All Items NSA	At Termination	3.43%	At Termination	03/15/35	GBP	250	1,028	259	769

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.48%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/28/35	USD	2,040	$ 7,446	$ 2,154	$ 5,292
2.51%	At Termination	US CPI for All Urban Consumers NSA	At Termination	03/31/35	USD	1,700	98	34	64
							$ 27,553	$ 3,328	$ 24,225
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 43,784,247	$ —	$ 43,784,247
Common Stocks	—	27,099	1	27,100
Corporate Bonds	—	249,415,363	—	249,415,363
Foreign Agency Obligations	—	2,949,351	—	2,949,351
Municipal Bonds	—	3,581,842	—	3,581,842
Non-Agency Mortgage-Backed Securities	—	89,523,550	—	89,523,550
U.S. Government Sponsored Agency Securities	—	199,487,113	—	199,487,113
U.S. Treasury Obligations	—	139,694,380	—	139,694,380
Short-Term Securities
Money Market Funds	27,660,662	—	—	27,660,662
Liabilities
Investments
TBA Sale Commitments	—	(1,988,153)	—	(1,988,153)
	$27,660,662	$726,474,792	$1	$754,135,455
Derivative Financial Instruments
Assets
Credit Contracts	$ —	$ 86,597	$ —	$ 86,597
Foreign Currency Exchange Contracts	—	223,097	—	223,097
Interest Rate Contracts	601,415	833,777	—	1,435,192
Other Contracts	—	24,225	—	24,225
Liabilities
Credit Contracts	—	(55,048)	—	(55,048)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts	$ —	$ (302,634)	$ —	$ (302,634)
Interest Rate Contracts	(23,823)	(688,261)	—	(712,084)
	$577,592	$121,753	$—	$699,345

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
Portfolio Abbreviation (continued)
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
SSARON	Swiss Average Overnight Rate
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
TIIEFONDEO	MXN Overnight TIIE Funding Rate
UK RPI	United Kingdom Retail Price Index
WIBOR	Warsaw Interbank Offered Rate